Shareholder Report, Holdings (Details) - NovaTide Flexible Allocation ETF	Aug. 31, 2026
PGIM Short Duration Multi-Sector Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Applied Finance Valuation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Alps Smith Core Plus Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
DoubleLine Commercial Real Estate Debt ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Distillate Small/Mid Cash Flow ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Invesco S&P 500 Equal Weight Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
F/m Emerald Life Sciences Innovation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Tema Electrification ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VanEck Onchain Economy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.60%
Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%